Defined benefit plan	12 Months Ended
Dec. 31, 2011
Defined benefit plan
Defined benefit plan

15. Defined benefit plan

        As a result of our acquisition of the Partnership, we will continue to sponsor and operate a defined benefit pension plan that is available to certain legacy employees of the acquired company. The Atlantic Power Services Canada LP Pension Plan (the "Plan") is maintained solely for certain eligible legacy Partnership participants. The Plan is a defined benefit pension plan that allows for employee contributions.

        We expect to contribute $1.3 million to the pension plans in 2012.

        The net annual periodic pension cost related to the pension plan for the period beginning November 5, 2011 and ended on December 31, 2011 includes the following components:

2011
Service cost benefits earned	$103
Interest cost on benefit obligation	91
Expected return on plan assets	(89)

Net period benefit cost	$105

        A comparison of the pension benefit obligation and related plan assets for the pension plan is as follows:

2011
Benefit obligation at November 5, 2011	$(11,909)
Service cost	(103)
Interest cost	(90)
Actuarial loss	(599)
Employee contributions	(11)
Foreign currency translation adjustment	(13)

Benefit obligation at December 31, 2011	(12,725)

Fair value of plan assets at November 5, 2011	10,525
Actual return on plan assets	(65)
Employee contributions	11
Foreign currency translation adjustment	11

Fair value of plan assets at December 31, 2011	10,482

Funded status at December 31, 2011—excess of obligation over assets	$(2,243)

        Amounts recognized in the balance sheet were as follows:

2011
Non-current liabilities	$2,243

        Amounts recognized in accumulated OCI that have not yet been recognized as components of net periodic benefit cost were as follows, net of tax:

2011
Unrecognized loss	$489

        We estimate that there will be no amortization of net loss for the pension plan from accumulated OCI to net periodic cost over the next fiscal year.

        The following table presents the balances of significant components of the pension plan:

2011
Projected benefit obligation	$12,725
Accumulated benefit obligation	9,900
Fair value of plan assets	10,482

        The market-related value of the pension plan's assets is the fair value of the assets. The fair values of the pension plan's assets by asset category and their level within the fair value hierarchy are as follows:

	Level 1	Level 2	Level 3	Total
Common/Collective Trust Canadian equity investments	$	$3,166	$—	$3,166
Common/Collective Trust U.S. equity investments		1,429	—	1,429
Common/Collective Trust International equity investments		1,383	—	1,383
Common/Collective Trust Corporate bond investment—fixed income		4,200	—	4,200
Common/Collective Trust Other fixed income		304	—	304

Total	$	$10,482	$—	$10,482

        We determine the level in the fair value hierarchy within which each fair value measurement in its entirety falls, based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value of the common/collective trusts is valued at a fair value which is equal to the sum of the market value of all of the fund's underlying investments, and is categorized as Level 2. There are no investments categorized as Level 1 or 3.

        The following table presents the significant assumptions used to calculate our benefit obligations:

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of compensation increase	3.00% – 4.00%

        The following table presents the significant assumptions used to calculate our benefit expense:

2011
Weighted-Average Assumptions
Discount rate	4.75%
Rate of return on plan assets	5.50%
Rate of compensation increase	3.0% – 4.0%

        We use December 31 as the measurement date for the Plan, and we set the discount rate assumptions on an annual basis on the measurement date. This rate is determined by management based on information provided by our actuary. The discount rate assumptions reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. The discount rate assumptions used to determine future pension obligations as of December 31, 2011 was based on the CIA / Natcan curve, which was designed by the Canadian Institute of Actuaries and Natcan Investment Management to provide a means for sponsors of Canadian plans to value the liabilities of their postretirement benefit plans. The CIA / Natcan curve is a hypothetical yield curve represented by extrapolating the corporate AA-rated yield curve beyond 10 years using yields on provincial AA bonds with a spread added to the provincial AA yields to approximate the difference between corporate AA and provincial AA credit risk. The CIA / Natcan curve utilizes this approach because there are very few corporate bonds rated AA or above with maturities of 10 years or more in Canada.

        We employ a balanced total return investment approach, whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, and the plan's funded status. Plan assets are currently invested in a diversified blend of equity and fixed-income investments. Furthermore, equity investments are diversified across Canadian, U.S. and other international equities, as well as among growth, value and small and large capitalization stocks.

        The pension plan assets weighted average allocations were as follows:

2011
Canadian equity	30%
U.S. equity	14%
International equity	13%
Canadian fixed income	40%
International fixed income	3%

100%

        Our expected future benefit payments for each of the next five years and in the aggregate for the five years thereafter, are as follows:

2011
2012	$225
2013	252
2014	293
2015	319
2016	362
2017 – 2021	412